FINANCIAL INSTRUMENTS (Details 5) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 2,807	$ 118
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Santander-Uruguay
Nominal amount of hedging instrument	$ 1,765	12,160
Net derivative financial liabilities	$ 19	947
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Santander-Uruguay
Nominal amount of hedging instrument		4,395
Net derivative financial liabilities		(179)
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	HSBC-Uruguay
Nominal amount of hedging instrument	$ 6,510	8,055
Net derivative financial liabilities	$ 106	366
Forward contract Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú-Uruguay
Nominal amount of hedging instrument	$ 9,892
Net derivative financial liabilities	$ (91)
Forward contract Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Itaú-Uruguay
Net derivative financial liabilities	$ 258
Forward contract Six [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	HSBC-Uruguay
Nominal amount of hedging instrument		595
Net derivative financial liabilities		41
Forward contract [member]
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 292	$ 1,175